ENTITY WIDE DISCLOSURES (Schedule of Summary of Revenues within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geography:
Total	$ 100,834	$ 103,270	$ 84,981
Americas United States [Member]
Geography:
Total	53,334	55,991	47,860
Americas Other [Member]
Geography:
Total	1,311	857	407
Americas [Member]
Geography:
Total	54,645	56,848	48,267
Israel [Member]
Geography:
Total	1,493	1,654	1,161
EMEA (excluding Germany and Israel) [Member]
Geography:
Total	27,073	27,102	23,181
Germany [Member]
Geography:
Total	11,548	12,147	8,253
APAC [Member]
Geography:
Total	$ 6,075	$ 5,519	$ 4,119